Provisions - Allowance for guarantees and acceptances (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Allowance for guarantees and acceptances [Abstract]
Outstanding guarantees and acceptances	₩ 12,154,088	₩ 10,540,968
Contingent guarantees and acceptances	4,565,829	4,670,771
ABS and ABCP purchase commitments	1,496,604	1,525,768
Endorsed bill	10,025	8,199
Total Guarantees and acceptances	18,226,546	16,745,706
Allowance for loss on guarantees and acceptances	₩ 83,411	₩ 81,922
Ratio	0.46%	0.49%